Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2020
Taxes Payable [Abstract]
Summary of taxes payable
The following is a summary of taxes payable as of December 31, 2019 and 2020:

	As of December 31,
	2019	2020
	RMB	RMB
Withholding individual income taxes for employees	5,679	48,692
VAT payable	10,925	3,325
Enterprise income taxes payable	7,952	2,503
Others	1,421	375

Total	25,977	54,895